Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 860,330	¥ 749,636
Total assets	14,206,292	13,295,667
Long-term debt including the current portion, Carrying amount	1,094,716	1,072,709
Total liabilities	11,522,117	10,785,546
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	860,330	749,636
Total assets	860,330	749,636
Long-term debt including the current portion, Carrying amount	1,094,716	1,072,709
Investment contracts included in policyholders' account in the life insurance business, Carrying value	363,213	340,600
Total liabilities	1,457,929	1,413,309
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	947,276	823,668
Total assets	947,276	823,668
Long-term debt including the current portion, Estimated fair value	1,221,174	1,079,914
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	363,634	338,589
Total liabilities	1,584,808	1,418,503
Estimate of Fair Value, Fair Value Disclosure | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	947,276	823,668
Total assets	947,276	823,668
Long-term debt including the current portion, Estimated fair value	1,221,174	1,079,914
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	363,634	338,589
Total liabilities	¥ 1,584,808	¥ 1,418,503